Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Pension Benefit Expected Payments

The estimated future benefit payments for the postretirement benefits reflect expected future service as appropriate.

POSTRETIREMENT BENEFITS	EXPECTED PAYMENTS
2014	$1.0
2015	$1.2
2016	$1.3
2017	$1.5
2018	$1.7
Years 2019 - 2023	$11.5

Defined Benefit Plan
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2013	2012	2013	2012
Benefit obligation at beginning of year	$314.2	$257.0	$195.4	$160.5
Service cost	9.3	8.3	13.5	12.0
Interest cost	12.8	12.3	7.3	7.1
Actuarial (gain) loss due to:
Change in discount rate	(53.1)	34.1	(8.3)	16.3
Experience	(17.5)	13.7	2.3	(0.0)
Other assumption changes	7.1	(5.9)	3.0	1.3
Plan participants’ contributions	—	—	0.2	0.2
Plan amendments	—	—	0.5	0.1
Benefits paid	(7.0)	(5.3)	(7.7)	(5.6)
Settlements	—	—	—	(7.0)
Curtailments	—	—	0.1	0.0
Special termination benefits	—	—	0.5	0.1
Other	—	—	(0.9)	6.2
Translation difference	—	—	(0.9)	4.2
Benefit obligation at end of year	$265.8	$314.2	$205.0	$195.4

Fair value of plan assets at beginning of year	$159.4	$140.5	$94.8	$83.9
Actual return on plan assets	29.0	17.5	3.4	8.0
Company contributions	42.2	6.7	8.0	11.9
Plan participants’ contributions	—	—	0.2	0.2
Benefits paid	(7.0)	(5.3)	(7.7)	(5.6)
Settlements	—	—	—	(7.0)
Other	—	—	(0.2)	(0.2)
Translation difference	—	—	1.4	3.6
Fair value of plan assets at year end	$223.6	$159.4	$99.9	$94.8

Funded status recognized in the balance sheet	$(42.2)	$(154.8)	$(105.1)	$(100.6)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS

	U.S.
	2013	2012	2011
Service cost	$9.3	$8.3	$6.3
Interest cost	12.8	12.3	10.0
Expected return on plan assets	(11.6)	(10.2)	(9.9)
Amortization of prior service credit	(1.0)	(1.0)	(1.0)
Amortization of actuarial loss	10.0	8.5	5.4
Settlement	—	—	0.4
Net periodic benefit cost	$19.5	$17.9	$11.2

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE DEFINED BENEFIT RETIREMENT PLANS (CONTINUED)

	Non-U.S.
	2013	2012	2011
Service cost	$13.5	$12.0	$12.3
Interest cost	7.3	7.1	7.6
Expected return on plan assets	(4.0)	(3.9)	(4.4)
Amortization of prior service costs	0.2	0.1	0.1
Amortization of actuarial loss	2.5	1.4	1.0
Settlement loss (gain)	0.2	1.0	4.5
Curtailment loss (gain)	0.1	—	0.2
Special termination benefits	0.5	0.1	0.1
Net periodic benefit cost	$20.3	$17.8	$21.4

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX AS OF DECEMBER 31

	U.S.		Non-U.S.
	2013	2012	2013	2012
Net actuarial loss (gain)	$45.6	$136.7	$29.9	$34.0
Prior service (credit) cost	(2.9)	(4.0)	2.2	1.6
Total accumulated other comprehensive income recognized in the balance sheet	$42.7	$132.7	$32.1	$35.6

Schedule of Changes in Accumulated Other Comprehensive Income Before Tax

CHANGES IN ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX FOR THE PERIODS ENDED DECEMBER 31

	U.S.		Non-U.S.
	2013	2012	2013	2012
Total retirement benefit recognized in accumulated other comprehensive income at beginning of year	$132.7	$105.6	$35.6	$23.5
Net actuarial loss (gain)	(81.0)	34.6	(1.0)	13.5
Prior service cost (credit)	—	—	0.5	0.1
Amortization of prior service costs	1.0	1.0	(0.2)	(0.1)
Amortization of actuarial loss	(10.0)	(8.5)	(2.7)	(2.3)
Translation difference	—	—	(0.1)	0.9

Total retirement benefit recognized in accumulated other comprehensive income at end of year	$42.7	$132.7	$32.1	$35.6

Schedule of Accumulated Benefit Obligations Exceeding Fair Value of Plan Assets

PENSION PLANS FOR WHICH ABO EXCEEDS THE FAIR VALUE OF PLAN ASSETS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2013	2012	2013	2012
Projected Benefit Obligation (PBO)	n/a	$314.2	$109.5	$125.0
Accumulated Benefit Obligation (ABO)	n/a	$262.1	$84.7	$101.8
Fair value of plan assets	n/a	$159.4	$4.9	$24.7

Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE BENEFIT OBLIGATIONS AS OF DECEMBER 31

	U.S.		Non-U.S.1)
% WEIGHTED AVERAGE	2013	2012	2013	2012
Discount rate	5.00	4.05	1.00 - 5.00	1.50 - 4.50
Rate of increases in compensation level	3.50	3.50	2.25 - 5.00	2.25 - 5.00

Schedule of Fair Value of Total Plan Assets

FAIR VALUE OF TOTAL PLAN ASSETS FOR YEARS ENDED DECEMBER 31

ASSETS CATEGORY IN % WEIGHTED AVERAGE	U.S.	U.S.		Non-U.S.
	Target allocation	2013	2012	2013	2012
Equity securities	55	57	65	15	14
Debt instruments	45	43	35	59	60
Other assets	—	—	—	26	26

Total	100	100	100	100	100

Schedule of Valuation of Company's Plan Assets

The following table summarizes the valuation of the Company’s plan assets by the pricing observability levels:

Description	Total carrying amount in statement of financial position	Fair value measurement at December 31, 2013 using:
	December 31, 2013	Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$82.5	$—	$82.5	$—
Mid Cap	9.8	—	9.8	—
Small Cap	9.7	—	9.7	—
Non-US Equity	40.4	—	40.4	—
US Bonds
Government	—	—	—	—
Corporate	—	—	—	—
Aggregate	96.5	—	96.5	—
Non-US Bonds
Government	—	—	—	—
Corporate	52.8	—	52.8	—
Aggregate	5.7	—	5.7	—
Insurance Contracts	19.2	—	19.2	—
Other Investments	6.9	—	6.9	—

Total	$323.5	$—	$323.5	$—

Description	Total carrying amount in statement of financial position	Fair value measurement at December 31, 2012 using:
	December 31, 2012	Level 1	Level 2	Level 3
Assets
US Equity
Large Cap	$66.9	$—	$66.9	$—
Mid Cap	8.1	—	8.1	—
Small Cap	8.1	—	8.1	—
Non-US Equity	33.7	—	33.7	—
US Bonds
Government	—	—	—	—
Corporate	—	—	—	—
Aggregate	55.5	—	55.5	—

Non-US Bonds
Government	—	—	—	—
Corporate	50.7	—	50.7	—
Aggregate	5.7	—	5.7	—
Insurance Contracts	19.5	—	19.5	—
Other Investments	6.0	—	6.0	—

Total	$254.2	$—	$254.2	$—

Schedule of Pension Benefit Expected Payments

PENSION BENEFITS EXPECTED PAYMENTS	U.S.	Non-U.S.
2014	$10.2	$5.8
2015	$11.0	$6.7
2016	$12.6	$7.0
2017	$13.7	$8.0
2018	$14.9	$8.9
Years 2019-2023	$98.1	$59.3

Defined Benefit Plan | U.S.
Schedule of Assumptions Used Benefit Obligations

ASSUMPTIONS USED TO DETERMINE THE NET PERIODIC BENEFIT COST FOR YEARS ENDED DECEMBER 31

	U.S.
% WEIGHTED AVERAGE	2013	2012	2011
Discount rate	4.05	4.60	5.05
Rate of increases in compensation level	3.50	3.50	3.80
Expected long-term rate of return on assets	7.50	7.50	7.50

Defined Benefit Plan | Non-U.S.
Schedule of Assumptions Used Benefit Obligations

Non-U.S.1)
% WEIGHTED AVERAGE	2013	2012	2011
Discount rate	1.50 - 4.50	1.50 - 5.50	1.25 - 6.00
Rate of increases in compensation level	2.25 - 5.00	2.25 - 5.00	2.25 - 6.50
Expected long-term rate of return on assets	3.00 - 5.75	3.75 - 5.75	1.50 - 6.25

1)

The Non-U.S. weighted average plan ranges in the tables above have been prepared using significant plans only, which in total represent more than 90% of the total Non-U.S. projected benefit obligation.

Postretirement Benefits Other Than Pensions
Schedule of Changes in Benefit Obligations and Plan Assets

CHANGES IN BENEFIT OBLIGATIONS AND PLAN ASSETS FOR POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	2013	2012	2011
Benefit obligation at beginning of year	$34.6	$30.8	$27.9
Service cost	1.4	1.1	1.3
Interest cost	1.4	1.3	1.5
Actuarial (gain) loss due to:
Change in discount rate	(3.7)	1.9	3.1
Experience	1.0	(3.1)	0.5
Other assumption changes	(1.0)	3.2	(2.7)
Benefits paid	(0.3)	(0.5)	(0.8)
Other	0.9	(0.1)	—
Benefit obligation at end of year	$34.3	$34.6	$30.8

Fair value of plan assets at beginning of year	$—	$—	$—
Company contributions	0.3	0.5	0.8
Benefits paid	(0.3)	(0.5)	(0.8)
Fair value of plan assets at end of year	$—	$—	$—

Accrued postretirement benefit cost recognized in the balance sheet	$(34.3)	$(34.6)	$(30.8)

Schedule of Components of Net Periodic Benefit Cost

COMPONENTS OF NET PERIODIC BENEFIT COST ASSOCIATED WITH THE POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS

PERIOD ENDED DECEMBER 31	2013	2012	2011
Service cost	$1.4	$1.1	$1.3
Interest cost	1.4	1.3	1.5
Amortization of prior service cost	(0.1)	(0.1)	(0.1)
Amortization of actuarial loss	(0.1)	(0.2)	(0.1)
Net periodic benefit cost	$2.6	$2.1	$2.6

Schedule of Components of Accumulated Other Comprehensive Income Before Tax

COMPONENTS OF ACCUMULATED OTHER COMPREHENSIVE INCOME BEFORE TAX ASSOCIATED WITH POSTRETIREMENT BENEFIT PLANS OTHER THAN PENSIONS AS OF DECEMBER 31

	U.S.		Non-U.S.
	2013	2012	2013	2012
Net actuarial loss (gain)	$(2.4)	$0.1	$(1.8)	$(0.7)
Prior service cost (credit)	(0.2)	(0.3)	(0.0)	(0.0)

Total accumulated other comprehensive income recognized in the balance sheet	$(2.6)	$(0.2)	$(1.8)	$(0.7)